Investment in Master Trust - Schedule of Financial Information (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Total Assets	$ 1,674,508	$ 1,536,702
LIABILITIES
Total Liabilities	280	489
Net Assets Available for Benefits at End of Year	$ 1,674,228	$ 1,536,213
Plan’s Percentage of Investment in the Master Trust’s Net Assets	50.00%	49.00%
EBP, Nonconsolidated, Master Trust
ASSETS
Accrued income	$ 319	$ 296
Due from brokers for securities sold	0	31
Investments, at fair value:	2,922,588	2,673,931
Stable Value Fund, at contract value:	309,923	331,455
Total Assets	3,232,830	3,005,713
LIABILITIES
Due to brokers for securities purchased	0	26
Total Liabilities	0	26
Net Assets Available for Benefits at End of Year	3,232,830	3,005,687
EBP, Nonconsolidated, Master Trust | CSX Common Stock
ASSETS
Investments, at fair value:	884,518	852,648
EBP, Nonconsolidated, Master Trust | Mutual Funds
ASSETS
Investments, at fair value:	281,508	252,656
EBP, Nonconsolidated, Master Trust | Common Collective Trusts
ASSETS
Investments, at fair value:	1,355,365	1,191,312
EBP, Nonconsolidated, Master Trust | Other Common Stock
ASSETS
Investments, at fair value:	401,197	377,315
EBP, Nonconsolidated, Plan Interest in Master Trust
ASSETS
Accrued income	122	113
Due from brokers for securities sold	0	12
Investments, at fair value:	1,509,447	1,367,612
Stable Value Fund, at contract value:	111,573	119,323
Total Assets	1,621,142	1,487,060
LIABILITIES
Due to brokers for securities purchased	0	8
Total Liabilities	0	8
Net Assets Available for Benefits at End of Year	1,621,142	1,487,052
EBP, Nonconsolidated, Plan Interest in Master Trust | CSX Common Stock
ASSETS
Investments, at fair value:	586,653	561,896
EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual Funds
ASSETS
Investments, at fair value:	129,494	113,695
EBP, Nonconsolidated, Plan Interest in Master Trust | Common Collective Trusts
ASSETS
Investments, at fair value:	644,707	555,175
EBP, Nonconsolidated, Plan Interest in Master Trust | Other Common Stock
ASSETS
Investments, at fair value:	$ 148,593	$ 136,846